Securian Funds Trust

Supplement dated August 1, 2016 to the Statement of Additional Information dated April 29, 2016.

Effective August 1, 2016, Philip J. Sanders will no longer serve as a manager of the SFT IvySM Growth Fund. At that time, Bradley M. Klapmeyer, Vice President of WRIMCO, will become a co-manager of the Fund.

The chart which appears on page 70 of the Statement of Additional Information, under the caption “Information Regarding Portfolio Managers – WRIMCO,” is replaced in its entirety by the following:

Name	Number of Other Registered Investment Companies Managed	Assets of Other Registered Investment Companies Managed	Number of Other Pooled Investment Vehicles Managed	Assets of OtherPooled Investment Vehicles Managed	Number of Other Accounts Managed	Assets of Other Accounts Managed
Daniel P. Becker*	5	$6,664,844,573.53	5	$75,690,242.54	25	$2,036,938,483.38
Bradley M. Klapmeyer**	2	$515,771,259.90	0	–	0	–
Gilbert C. Scott***	1	$59,709,910.00	2	$111,365,284.83	5	$142,872,696.98

*	Portfolio manager for SFT IvySM Growth Fund
**	Portfolio manager for SFT IvySM Growth Fund, effective August 1, 2016
***	Portfolio manager for SFT IvySM Small Cap Growth Fund

Please retain this supplement for future reference.